Defined Contribution Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Defined Contribution Plan
Defined Contribution Plan

Note 20.    Defined Contribution Plan

For our U.S. employees, during 2019, the Company introduced a new 401(k) defined contribution plan which provides 100% employer matching up to 4% of each employee’s pay. Employee is eligible to participate after six months of employment. Company 401(k) matching contributions were approximately $8,700 and $487 for the three months ended September 30, 2019 and 2018 and $8,700 and $3,242 for the nine months ended September 30, 2019 and 2018, respectively.

Full time employees in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Company to make contributions based on certain percentages of the employees’ basic salaries. Other than such contributions, there is no further obligation under these plans. The total contribution for such PRC employee benefits was $113,654 and $235,811 for the three months ended September 30, 2019 and 2018 and $267,868 and $607,872 for the nine months ended September 30, 2019 and 2018, respectively.

Note 20.  Defined Contribution Plan

For our U.S. employees, during 2011, the Company began sponsoring a 401(k) defined contribution plan ("401(k) Plan") that provides for a 100% employer matching contribution of the first 3% and a 50% employer matching contribution of each additional percent contributed by an employee up to 5% of each employee’s pay. Employees become fully vested in employer matching contributions after six months of employment. Company 401(k) matching contributions were approximately $3,242 and $13,173 for the years ended December 31, 2018 and 2017, respectively.

Full time employees in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Company to make contributions based on certain percentages of the employees’ basic salaries. Other than such contributions, there is no further obligation under these plans. The total contribution for such PRC employee benefits was $456,268 and $439,227 for the years ended December 31, 2018 and 2017, respectively.